Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT
NOTE 4 – STOCKHOLDERS’ DEFICIT

In connection with the Chief Executive Officer’s employment contract, in January 2014, the Company issued his remaining common stock that was due him of 290,513 shares. The Company recorded approximately $8,700 of stock-based compensation in connection with the issuance of these shares.

Stock-based compensation – options

A summary of the changes in options outstanding during the year ended December 31, 2013 and for the three month ended March 31, 2014 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding and expected to vest at December 31, 2012	6,779,615	$0.08	9.5	$0
Granted	11,874,482	$0.08
Outstanding and expected to vest at December 31, 2013	18,654,097	$0.08	8.8	$1,305,000
Granted	11,497,600	$0.15	9.9	$0
Outstanding and expected to vest at March 31, 2014	30,151,697	$0.08	9.1	$1,119,000
Options exercisable as of December 31, 2013	5,260,321	$0.08	9.0	$368,000
Options exercisable as of March 31, 2014	5,890,185	$008	8.7	$353,000

For the three months ending March 31, 2014 and 2013, the Company recorded approximately $30,000 and $0, respectively, of stock-based compensation .expense to research and development expense. For the three months ending March 31, 2014 and 2013, the Company recorded approximately $35,000 and $13,000, respectively, of stock-based compensation expense to general and administrative expense. For the three months ending March 31, 2014 and 2013, the Company recorded approximately $30,000 and $0, respectively, of stock-based expense to research and development expenses, respectively.

The weighted average fair value of options granted during the three months ended March 31, 2014 was $0.06 per share. There was no options granted during the three months ended March 31, 2013. The following is the Black-Scholes option pricing model assumptions:

	For the Three Months March 31,
	2014	2013
Common stock price	$0.15	$0.08
Risk free interest rate	1.5 to 1.6%	N/A
Dividend yield	0%	N/A
Volatility	77%	N/A
Expected term (in years)	6.25%	N/A

During the three months ended March 31, 2014, the Company granted options to three members of the Board of Directors, each to purchase 486,620 shares of common stock with an exercise price of $0.15 per share. These options expire in ten years. In addition, during the three months ended March 31, 2014, the Company granted options to the Chief Scientific Officer and President, to purchase 10,037,740 common stock with an exercise price of $0.15 per share. The options expire in ten years.

Stock-based compensation –warrants

During 2012, the Company issued its founder 8,682,125 warrants to purchase common stock in connection with a transaction that exchanged debt for stock. These warrants were cancelled by the Company in January 2014.

The Company has a strategic advisor agreement, to a related party consultant, Pursuant to this agreement, the Company has 38,471,787 warrants to be issued to purchase shares of common stock. These warrants are considered outstanding for accounting purposes as of March 31, 2014. Of this amount, 2,285,014 warrants to be issued to purchase common stock were granted during the three months ended March 31, 2014. These unvested warrants to purchase shares of common stock, have an exercise price of $0.01 per share that expires in seven years. The warrants have performance based requirements for vesting and will fully vest upon completion of a public transaction. The Company has not recorded any expense for these warrants, but instead shall determine the grant date upon the achievement of the performance requirements of the warrants, pursuant to the agreement.

NOTE 5 – STOCKHOLDERS’ EQUITY

Series A Preferred Stock

Each share of Series A preferred stock is automatically convertible upon a public transaction, as defined, into common stock on a one for one basis. In addition, the conversion price is subject to adjustment upon a future down round if any future stock offerings are issued below the Series A preferred stock price per share.  This anti-dilution feature for the Series A preferred stock and for the warrants, make these instruments a derivative liability (See Note 4). The dividend rate is seven percent (7%) per annum on the amount paid for on each Unit of the Series A preferred stock on “as declared” basis.  At December 31, 2013, no dividends have been declared.  Each Series A preferred share has a liquidation value equal to the subscription price of each Series A preferred share plus any accrued and unpaid dividends.  As of December 31, 2013, the Board of Directors of the Company has not declared any dividends, thus none have been accrued by the Company.  The liquidation preference of the Series A preferred stock at December 31, 2013 and 2012 is approximately $10,883,300 and $6,802,800, respectively.

In April 2012, the Company exchanged an aggregate of 18,791,275 shares of Series A preferred stock to convert the outstanding notes from the years 2004 and 2005 totaling $975,000 from lenders and accrued interest of approximately $566,180.   In addition, the Company provided the lenders with 6,193,765 warrants to purchase common stock at $0.08 per share, and also allowed the lenders to exercise the warrants on a cashless basis for 5,414,295 shares of common stock.  During 2012, the lenders exercised the warrants on a cashless basis resulting in the issuance of 5,414,295 shares of common stock.   The Company determined that the fair value of the debt and accrued interest was more reliably determined than the fair value of the Series A preferred stock and warrants provided to the lenders and, accordingly, recorded no gain or loss on the exchange.

In April 2012, the Company issued 17,250,000 Series A preferred stock to Wonpung in exchange for services.  The Company recorded compensation expense of approximately $1,305,200 based on the fair value of the Series A preferred stock at the issuance date, and recorded as additional paid-in capital for approximately $1,006,100 and as derivative liability for approximately $299,100 (See Note 4).

During 2012, in a series of closings, the Company issued investors 48,993,750 shares of Series A preferred stock and 12,248,438 warrants to purchase shares of common stock with an exercise price of $0.08 per share for gross proceeds of approximately $3,919,500 ($3,220,018 net of offering costs). In addition, the Company issued the placement agent 6,124,219 warrants to purchase common stock with an exercise price of $0.08 per share.  Both the warrants and the Series A preferred stock contain anti-dilution features deemed to be derivatives (See Note 4).

The table below reflects the gross proceeds received in connection with the 2012 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$489,938
Additional paid-in-capital	1,666,000
Derivative warrant liabilities	111,777
Derivative preferred stock conversion feature	872,688
Derivative Warrants issued to placement agent as offering costs	79,615
Offering costs paid in cash	699,482
Total	$3,919,500

During 2013, in a series of closings, the Company issued investors 51,006,250 shares of Series A preferred stock and 12,751,563 warrants to purchase shares of common stock for proceeds of approximately $4,080,500 ($3,494,428 net of offering costs).  The Company also issued the investors 12,751,562 warrants to purchase common stock with an exercise price of $0.08 per share.  In addition, the Company issued the placement agent 6,375,781 warrants to purchase common stock with an exercise price of $0.08 per share. Both the warrants and the Series A preferred stock contain an anti-dilution features deemed to be derivatives (See Note 4).

The table below reflects the gross proceeds received in connection with the 2013 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$510,062
Additional paid-in-capital	974,648
Derivative warrant liabilities	113,153
Derivative preferred stock conversion feature	1,647,910
Derivative Warrants issued to placement agent as offering costs	248,655
Offering costs paid in cash	586,072
Total	$4,080,500

Common Stock

Common stock issued in connection with settlement agreements

In March 2007, the Company issued 1,543,062 shares of common stock to settle a $1,543,062 loan from the founder of the Company.  The Company determined that the fair value of the loan was more reliably determined than the fair value of the shares of common stock and, accordingly, the Company recorded no gain or loss on the exchange.   The founder forgave interest expense owed by the Company of $281,102 in connection with this loan.  The Company recorded this forgiveness of interest expense as additional-paid-in-capital.

Common stock issued in connection with settlement agreements (Continued)

In March 2007, a related party was issued 180,480 shares of common stock to settle a $180,480 obligation, consisting of a $156,281 loan and $24,199 of interest expense due from the Company. The Company determined that the fair value of the liabilities was more reliably determined than the fair value of the shares of common stock and, accordingly, the Company recorded no gain or loss on the exchange.

In April 2012, the Company issued 2,557,500 shares of common stock and warrants to purchase 8,682,125 shares of common stock with an exercise price of $0.08 per share that expire in April 2019 to exchange the outstanding liabilities owed to the founder of approximately $869,300.  In addition, the founder forgave excess liabilities of approximately $353,246 and the Company recorded this as a contribution of additional paid-in-capital. On January 29, 2014, the Company cancelled the aforementioned warrants to the founder for failure to perform fiduciary his duties to the Company (See Note 8, Legal).

Common stock issued for services

During 2007, the Company issued consultants 711,000 shares of common stock for services. The fair value of the services provided was $711,000, and the Company recorded stock-based compensation expense of $711,000.

During 2008, the Company issued a consultant 21,200 shares of common stock for services. The fair value of the services provided was $21,200, and the Company recorded stock-based compensation expense of $21,200.

During 2009, the Company issued a consultant 29,300 shares of common stock for services. The fair value of the services provided was $29,300, and the Company recorded stock-based compensation expense of $29,300.

During 2010, the Company issued a consultant 143,500 shares of common stock for services. The fair value of the services provided was $143,500, and the Company recorded stock-based compensation expense of $143,500.

In April 2012, the Company issued 170,890 shares of common stock to Medeor Inc. (“Medeor”) in connection with the acquisition of a license agreement. Management determined the fair value of the common stock to be $0.03 per share based on a third party valuation (see Note 4) and recorded stock-based compensation expense of approximately $5,100.

During 2012, an executive was granted 1,538,010 shares of common stock.  The grant date fair value of the common stock was $0.03 per share (based on a third party valuation – see Note 4), or approximately $46,100 in total.  The vesting schedule provided that approximately 683,500 shares vested on July 10, 2012, 563,900 shares vested on July 10, 2013 and 290,500 shares vested on January 10, 2014.  As a result, the Company recorded stock-based compensation expense of approximately $20,500 in 2012 and $16,900 in 2013 in connection with this agreement.  The Company will record approximately $8,700 of expense in connection with shares which will vest in January 2014 in connection with this agreement.

Common stock issued for cash

In March 2007, the founder of the Company was issued common stock 11,069,047 for cash valued at approximately $0.0001 per share for total consideration of $1,106.

In August 2007, the Company issued 1,500,000 shares of common stock for cash valued at $1.00 per share for total consideration of $1,500,000 to Wonpung.

Common stock issued in connection with exercise of warrants

In April 2012, two lenders exercised their 6,187,765 warrants on a cashless basis for the purchase of 5,414,295 shares of common stock of the Company.

Common stock issued for acquisition of Medeor

In April 2012, the Company entered into a license agreement with Medeor and issued 170,890 shares of stock for the license agreement. The Chief Executive Officer was a shareholder of Medeor. At December 31, 2013, the Company issued 25,000,000 shares of common stock in exchange for all the outstanding stock of Medeor whose only asset was a pending research and development project. The transaction was valued at its fair value of $3,750,000 and was expensed to research and development expense. The fair value of the shares was determined via a third party valuation (See Note 4).

Stock-based compensation – options and warrants

The Company has established the 2012 Stock Option Plan (the “Plan”), which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, nonemployee directors, and consultants and advisors. At December 31, 2013, no stock appreciation rights have been issued. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. The Plan has been authorized number of shares available for grant to 24,094, 357 shares of common stock. As of December 31, 2013, 5,440, 260 shares were available for future grants under the Plan.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The current price of common stock was determined from a third party valuation (see Note 4).  The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield was assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The expected volatility was based upon its peer group. The Company routinely reviews its calculation of volatility changes in future volatility, the Company’s life cycle, its peer group, and other factors.

The Company uses the simplified method for share-based compensation to estimate the expected term for employee option award for share-based compensation in its option-pricing model. The Company uses the contractual term for non-employee options for share-based compensation in its Black Scholes option-pricing model.

The Company granted an officer options to purchase 6,779,615, and 6,657,498 shares of its common stock in July 2012 and September 2013, respectively.  Each of the options granted have a ten-year term and an $0.08 exercise price.  25% of each of the options vest immediately and the remaining 75% of the options vest in equal quarterly increments over a four-year period.  The fair value of the options as of the grant dates was $103,700 and $359,100 in 2012 and 2013, respectively.

During November 2013, the Company granted a consultant options to purchase 1,875,000 shares of common stock.  The options have a 10 year term and an $0.08 exercise price.  25% of the options vest on the one year anniversary of the grant date and the remaining options vest in equal quarterly increment over the following 3 years.  The fair value of the options on the grant date was approximately $114,800.

During December 2013, the Company granted an officer options to purchase 3,341,984 shares of common stock.  The options have a 10 year term and an exercise price of $0.08 per share. 25% of the options vest on the one anniversary of the grant date and the remaining options vest quarterly over the following 3 years.  The fair value of the options on the grant date was approximately $181,400.

A summary of the changes in options outstanding during the years ended December 31, 2013 and 2012 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	-
Granted	6,779,615	$0.08
Outstanding and expected to vest at December 31, 2012	6,779,615	$0.08	9.5	$-
Granted	11,874,482	$0.08
Outstanding and expected to vest at December 31, 2013	18,654,097	$0.08	8.8	$1,305,000
Options exercisable at December 31, 2013	5,260,321	$0.08	9.0	$368,000

For the years ending December 31, 2013 and 2012, the Company recorded approximately $4,800 and $0, respectively, of stock-based expense to research and development expense.  For the years ending December 31, 2013 and 2012, the Company recorded approximately $129,600 and $35,100, respectively, of stock option expense to general and administrative expense. At December 31,

2013 and 2012, the Company has unrecognized stock based compensation expense of approximately $589,500 and $68,600 related to stock options, respectively.

The weighted average fair value of options granted during the years ended December 31, 2013 and 2012 were approximately $0.06 per share and $0.01 per share respectively, on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	For the Years Ended December 31,
	2013	2012
Current price of common stock	$0.08	$0.03
Risk free interest rate	1.4%	0.6%
Dividend yield	0%	0%
Volatility	73% to 80%	82%
Expected term (in years)	5.75 to 10	5.75

In connection with the Series A preferred stock offerings, during 2013 and 2012, the Company issued the investors 12,751,563 and 12,248,437 warrants, respectively, to purchase common stock of the Company exercisable at $0.08 per share.  During 2013 and 2012, the Company also issued the placement agent 6,375,781 and 6,124,219 warrants, respectively to purchase common stock exercisable at $0.08 per share. The options have a seven year term.  These options contain anti-dilution features with down-round protection, thus the Company accounts for these warrants as derivative liabilities.

In connection with the debt offerings in 2013 and 2012, the Company issued the debt holders 2,137,500 and 675,000 warrants, respectively, to purchase common stock of the Company exercisable at $0.08 per share.  During 2013 and 2012, the Company also issued the placement agent 1,068,750 and 337,500 warrants, respectively to purchase common stock exercisable at $0.08 per share. The options have a seven year term.  These options contain anti-dilution features with down-round protection, thus the Company accounts for these warrants as derivative liabilities.

During 2012, warrant holders exercised 6,193,765 warrants to purchase common stock in a cashless exercise which resulted in the issuance of 5,414,295 shares of common stock.

During 2012, the Company issued its founder 8,682,125 warrants to purchase common stock in connection with a transaction that exchanged debt for stock.  These warrants were cancelled by the Company in 2014.

At December 31, 2013, the Company purchased Medeor Inc. and in connection with the purchase issued the placement agent 2,000,000 warrants to purchase common stock of the Company.  The warrants have a seven year term and were fully vested upon issuance and have an exercise price of $0.11 per share.  The Company recorded stock-based compensation of approximately $237,400 in connection with the issuance of these warrants.

In conjunction with a strategic advisor agreement, during 2013 and 2012, the Company has issued unvested warrants to purchase 16,064,224 and 20,122,549 shares of common stock, respectively, at an exercise price of $0.01 per share that expires in seven years. The warrants have performance based requirements for vesting and will fully vest upon completion of a public transaction.  The Company has not recorded any expense for these warrants, but instead shall determine the grant date upon the achievement of the performance requirements of the warrants, pursuant to the agreement.

During 2013 and 2012 the Company issued to consultants 215,000 and 400,000 warrants, respectively to purchase shares of common stock of the Company.  The exercise prices of the warrants issued during the years ended December 31, 2013 and 2012 were all at   $0.08 per share.  The grant date fair value of the warrants issued during 2013 and 2012 was approximately $10,800 and $5,600, respectively and the fair value is amortized over the term of the agreements.

A summary of the changes in warrants outstanding during the years ended December 31, 2013 and 2012 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	62,512	$1.00
Granted	54,783,595	$0.05
Exercised	(6,193,765)	$0.08
Outstanding at December 31, 2012	48,652,342
Granted	40,612,818	$0.05
Outstanding at December 31, 2013	89,265,160
Outstanding and vested at December 31, 2013	44,300,212	$0.09

For the years ending December 31, 2013 and 2012, the Company recorded approximately $1,800 and $2,200, respectively, of stock-based compensation expense related to warrants to research and development expense.  For the years ending December 31, 2013 and 2012, the Company recorded approximately $246,100 and $0 of stock-based compensation expense related to warrants to general and administrative expense, respectively.  At December 31, 2013 and 2012, the Company has unrecognized stock based compensation expense of approximately $3,600 and $3,400, respectively related to warrants.

A summary of the outstanding warrants by category at December 31, 2013 is as follows:

	Number of warrants	Exercise price per share	Expiration
Investors in connection with Series A preferred offering	25,000,000	$0.08	2019-2020
Placement agent in connection with Series A preferred offering	12,500,000	$0.08	2019-2020
Note holders in connection with 2012 and 2013 subordinated notes offering	2,812,500	$0.08	2019-2020
Founder warrants	8,682,125	$0.08	2019 (1)
Placement agent in connection with subordinated notes offering	1,406,250	$0.08	2019-2020
Placement agent in connection with acquisition of Medeor, Inc.	2,000,000	$0.11	2020
Advisory Firm	36,186,773	$0.01	(2)
Consultants	615,000	$0.08	2016-2017
Other	62,512	$1.00	2017
Total	89,265,160

(1)	The warrants were cancelled on January 29, 2014. (See Note 8, Legal)
(2)	The warrants are issuable to the consultant when certain performance-based requirements have been met. The warrants are deemed outstanding but are not yet vested.

The weighted average fair value of warrants granted during the years ended December 31, 2013 and 2012 was $0.11 per share and $0.01 per share, respectively, on the date of grant, using the Black-Scholes option pricing model using the following assumptions:

	Years Ended December 31,
	2013	2012

Current price of common stock	$0.08 - $0.15	$0.03
Risk-free interest rate	0.9% to 1.8%	0.6% to .7%
Dividend yield	0%	0%
Expected volatility	73% to 83%	82% to 83%
Expected term (in years)	4-7	5